Quarterly Holdings Report
for
Fidelity® Real Estate Income Fund
October 31, 2022
REI-NPRT1-1222
1.809106.119
Common Stocks - 25.7%
	Shares	Value ($)
FINANCIALS - 0.8%
Capital Markets - 0.1%
Brookfield Asset Management, Inc. (Canada) Class A	87,100	3,449,220
Mortgage Real Estate Investment Trusts - 0.7%
Great Ajax Corp. (a)	1,663,364	14,121,960
MFA Financial, Inc.	1,492,885	14,869,135
Rithm Capital Corp.	500,199	4,216,678
		33,207,773
TOTAL FINANCIALS		36,656,993
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (b)	424,300	18,045,479
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (b)	740,700	1,792,494
REAL ESTATE - 24.5%
Equity Real Estate Investment Trusts (REITs) - 24.3%
Acadia Realty Trust (SBI)	510,426	7,130,651
American Homes 4 Rent Class A	756,000	24,146,640
American Tower Corp.	578,400	119,838,696
AvalonBay Communities, Inc.	170,600	29,875,472
Crown Castle International Corp.	535,210	71,322,085
CubeSmart	403,000	16,873,610
Digital Realty Trust, Inc.	69,400	6,957,350
Douglas Emmett, Inc.	364,700	6,415,073
Easterly Government Properties, Inc. (c)	1,161,600	20,200,224
EastGroup Properties, Inc.	68,600	10,748,934
Elme Communities (SBI)	914,047	17,449,157
Equinix, Inc.	99,000	56,077,560
Equity Lifestyle Properties, Inc.	2,068,896	132,326,574
Equity Residential (SBI)	119,700	7,543,494
Essex Property Trust, Inc.	149,000	33,113,760
Extra Space Storage, Inc.	117,600	20,866,944
Farmland Partners, Inc.	312,456	4,377,509
Gaming & Leisure Properties	710,346	35,602,542
Healthcare Trust of America, Inc.	209,860	4,266,454
Invitation Homes, Inc.	611,100	19,365,759
iStar Financial, Inc.	77,413	811,288
Lamar Advertising Co. Class A	207,000	19,091,610
Life Storage, Inc.	142,700	15,784,047
LXP Industrial Trust (REIT)	5,156,874	49,918,540
Mid-America Apartment Communities, Inc.	347,406	54,699,075
National Retail Properties, Inc.	115,400	4,850,262
NexPoint Residential Trust, Inc.	32,800	1,495,680
Postal Realty Trust, Inc.	878,500	13,774,880
Prologis (REIT), Inc.	768,530	85,114,698
Public Storage	187,800	58,171,050
Retail Value, Inc.	274,131	60,309
Rexford Industrial Realty, Inc.	67,700	3,742,456
RLJ Lodging Trust	607,000	7,387,190
Sabra Health Care REIT, Inc.	719,375	9,826,663
SITE Centers Corp.	1,379,438	17,077,442
Spirit Realty Capital, Inc.	748,600	29,068,138
Sunstone Hotel Investors, Inc.	372,700	4,155,605
Terreno Realty Corp.	380,828	21,760,512
UDR, Inc.	426,800	16,969,568
UMH Properties, Inc.	365,323	6,407,765
Ventas, Inc.	1,008,486	39,462,057
VICI Properties, Inc.	1,033,500	33,092,670
Welltower Op	820,800	50,101,632
Weyerhaeuser Co.	193,700	5,991,141
		1,193,312,766
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (b)	201,400	2,326,170
Digitalbridge Group, Inc.	497,788	6,371,686
		8,697,856
TOTAL REAL ESTATE		1,202,010,622
TOTAL COMMON STOCKS (Cost $1,106,876,835)		1,258,505,588

Preferred Stocks - 17.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25%	611,442	14,888,613

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	20,968,598
RLJ Lodging Trust Series A, 1.95%	31,585	717,611
Wheeler REIT, Inc. 8.75% (b)	106,338	1,247,934
		22,934,143
TOTAL CONVERTIBLE PREFERRED STOCKS		37,822,756
Nonconvertible Preferred Stocks - 16.6%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
DCP Midstream Partners LP:
7.95%(d)	328,262	7,871,723
Series B, 7.875%(d)	256,314	6,182,294
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(d)(e)	498,275	11,385,584
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	111,400	2,201,264
Energy Transfer LP 7.60% (d)	525,651	12,105,743
Global Partners LP:
9.75%(d)	161,507	4,069,976
Series B, 9.50%	67,800	1,647,540
		45,464,124
FINANCIALS - 8.3%
Mortgage Real Estate Investment Trusts - 8.1%
AG Mortgage Investment Trust, Inc.:
8.00%	419,062	6,512,223
Series C, 8.00%(d)	467,638	7,365,392
AGNC Investment Corp.:
6.125%(d)	930,100	17,225,452
6.875%(d)	673,972	12,441,523
Series C, 7.00%(d)(e)	653,202	15,493,951
Series E, 6.50%(d)	1,424,834	27,955,243
Series G, 7.75%(b)(d)	320,000	6,683,200
Annaly Capital Management, Inc.:
6.75%(d)	192,992	3,996,864
Series F, 6.95%(d)(e)	1,599,843	38,532,219
Series G, 6.50%(d)	1,069,599	21,894,692
Arbor Realty Trust, Inc.:
Series D, 6.375%	77,100	1,338,071
Series F, 6.25%(d)	447,536	8,440,529
Cherry Hill Mortgage Investment Corp.:
8.25%(d)	98,888	1,737,462
Series A, 8.20%	63,650	1,174,343
Chimera Investment Corp.:
8.00%(d)	751,207	13,416,557
Series B, 8.00%(d)	1,602,076	29,750,551
Series C, 7.75%(d)	2,089,884	35,444,433
Dynex Capital, Inc. Series C 6.90% (d)	223,683	4,641,422
Ellington Financial LLC 6.75% (d)	212,370	4,245,276
Franklin BSP Realty Trust, Inc. 7.50%	240,633	4,141,294
KKR Real Estate Finance Trust, Inc. 6.50%	188,372	3,349,254
MFA Financial, Inc.:
6.50%(d)	1,117,351	20,045,277
Series B, 7.50%	447,732	7,889,038
PennyMac Mortgage Investment Trust:
6.75%	217,700	3,703,077
8.125%(d)	410,254	8,836,871
Series B, 8.00%(d)	639,908	13,617,242
Ready Capital Corp. Series C, 6.20%	214,250	4,822,768
Rithm Capital Corp.:
7.125%(d)	1,184,542	20,729,485
Series A, 7.50%(d)	580,904	10,682,825
Series C, 6.375%(d)	1,149,554	18,668,757
Series D, 7.00%(d)	151,200	2,652,003
Two Harbors Investment Corp.:
Series A, 8.125%(d)	363,526	6,652,526
Series B, 7.625%(d)	776,859	13,905,776
		397,985,596
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	9,380,299

TOTAL FINANCIALS		407,365,895

REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Agree Realty Corp. 4.375%	240,000	3,816,000
American Homes 4 Rent:
6.25%	98,905	2,243,165
Series G, 5.875%	199,750	4,414,475
Armada Hoffler Properties, Inc. 6.75%	255,050	5,264,232
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	3,953,518
Series F, 7.375%	133,962	1,941,458
Series G, 7.375%	63,168	966,464
Series H, 7.50%	231,565	3,369,271
Series I, 7.50%	154,709	2,249,469
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,118,590
Cedar Realty Trust, Inc.:
7.25%	150,821	1,672,605
Series C, 6.50%	291,600	2,461,104
Centerspace Series C, 6.625%	317,300	7,615,200
City Office REIT, Inc. Series A, 6.625%	178,475	3,471,357
CTO Realty Growth, Inc. 6.375%	120,000	2,383,440
DiamondRock Hospitality Co. 8.25%	448,231	11,116,129
Digital Realty Trust, Inc.:
5.25%	28,900	576,266
Series L, 5.20%	29,700	572,907
Gladstone Commercial Corp.:
6.625%	108,675	2,090,222
Series G, 6.00%	516,000	9,417,000
Gladstone Land Corp. Series D, 5.00%	30,000	724,500
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,567,555
Global Net Lease, Inc.:
Series A, 7.25%	531,595	11,373,475
Series B 6.875%	294,000	5,909,400
Healthcare Trust, Inc.:
7.125%	190,000	3,695,500
Series A 7.375%	364,800	7,886,976
Hersha Hospitality Trust:
Series C, 6.875%	49,450	966,748
Series D, 6.50%	197,750	3,699,903
Hudson Pacific Properties, Inc. Series C, 4.75%	790,100	9,939,458
iStar Financial, Inc.:
Series D, 8.00%	291,621	7,036,815
Series G, 7.65%	305,973	6,976,184
Series I, 7.50%	471,496	10,702,959
Kimco Realty Corp. Series M, 5.25%	32,100	630,123
National Storage Affiliates Trust Series A, 6.00%	91,575	1,981,683
Necessity Retail (REIT), Inc./The:
7.50%	874,787	17,364,522
Series C 7.375%	379,839	7,517,052
Pebblebrook Hotel Trust:
6.30%	281,697	5,290,270
6.375%	372,994	6,863,090
6.375%	666,800	12,002,400
Series H, 5.70%	717,200	12,013,100
Pennsylvania (REIT):
Series B, 7.375%(b)	99,385	238,524
Series C, 7.20%(b)	50,325	108,702
Series D, 6.875%(b)	150,100	294,196
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,309,504
Prologis (REIT), Inc. Series Q, 8.54%	93,396	5,090,082
Public Storage:
4.00%	304,800	4,904,232
Series F, 5.15%	10,809	226,773
Series G, 5.05%	38,800	802,772
Series I, 4.875%	61,000	1,196,515
Series L, 4.625%	80,600	1,503,190
Series S, 4.10%	200,000	3,294,000
Rexford Industrial Realty, Inc.:
Series B, 5.875%	78,600	1,679,682
Series C, 5.625%	68,225	1,371,323
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,684,273
Series E, 6.00%	76,841	1,475,063
SITE Centers Corp. 6.375%	102,400	2,067,866
Sotherly Hotels, Inc.:
Series B, 8.00%(b)	67,250	1,396,783
Series C, 7.875%(b)	107,000	2,300,500
Spirit Realty Capital, Inc. Series A, 6.00%	94,125	2,014,830
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	8,236,836
Series F, 5.875%	377,000	6,842,550
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,436,200
Series I, 5.70%	240,000	4,260,000
UMH Properties, Inc. Series D, 6.375%	601,125	13,344,975
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	5,432,386
Series K 5.875%	69,225	1,256,434
Vornado Realty Trust:
Series L, 5.40%	30,100	493,640
Series M, 5.25%	2,000	32,100
Series N, 5.25%	147,400	2,297,966
Series O, 4.45%	342,900	4,646,295
		296,092,777
Real Estate Management & Development - 1.4%
Brookfield Property Partners LP:
5.75%	43,000	653,600
6.50%	34,125	568,864
Digitalbridge Group, Inc.:
Series H, 7.125%	965,305	18,041,550
Series I, 7.15%	1,074,492	20,512,052
Series J, 7.15%	1,387,346	25,894,813
Seritage Growth Properties Series A, 7.00%	91,986	2,115,678
		67,786,557
TOTAL REAL ESTATE		363,879,334

TOTAL NONCONVERTIBLE PREFERRED STOCKS		816,709,353
TOTAL PREFERRED STOCKS (Cost $1,074,762,070)		854,532,109

Corporate Bonds - 17.4%
	Principal Amount (f)	Value ($)
Convertible Bonds - 2.0%
FINANCIALS - 1.6%
Mortgage Real Estate Investment Trusts - 1.6%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	8,596,625
PennyMac Corp.:
5.5% 11/1/24	23,507,000	21,170,992
5.5% 3/15/26	2,000,000	1,626,000
Redwood Trust, Inc. 5.625% 7/15/24	31,693,000	27,097,515
RWT Holdings, Inc. 5.75% 10/1/25	19,474,000	15,615,714
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,069,297
		78,176,143
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	21,416,000	21,228,610

TOTAL CONVERTIBLE BONDS		99,404,753
Nonconvertible Bonds - 15.4%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (g)	13,965,000	10,977,188

CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 1.6%
Caesars Entertainment, Inc. 8.125% 7/1/27 (g)	17,465,000	16,984,713
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	13,965,000	11,119,631
4% 5/1/31(g)	6,000,000	5,015,686
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	22,890,000	18,712,575
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	20,315,000	17,008,226
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	8,000,000	7,479,434
Times Square Hotel Trust 8.528% 8/1/26 (g)	3,587,606	3,527,236
		79,847,501
Household Durables - 1.5%
Adams Homes, Inc. 7.5% 2/15/25 (g)	7,530,000	6,092,105
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(g)	4,015,000	3,016,269
4.625% 4/1/30(g)	6,840,000	5,076,032
6.625% 1/15/28(g)	7,925,000	6,728,842
Century Communities, Inc.:
3.875% 8/15/29(g)	13,005,000	10,241,958
6.75% 6/1/27	4,670,000	4,457,981
LGI Homes, Inc. 4% 7/15/29 (g)	13,310,000	10,206,241
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	12,675,949
New Home Co., Inc. 7.25% 10/15/25 (g)	6,180,000	4,786,510
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	9,854,037
		73,135,924
TOTAL CONSUMER DISCRETIONARY		152,983,425

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (g)	1,682,000	1,553,672
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	3,759,948
		5,313,620
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/30	4,000,000	3,318,172
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	5,000,000	4,606,250
		7,924,422
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP:
3.9% 10/15/29	989,000	785,012
5.125% 8/15/26	20,264,000	18,382,319
		19,167,331
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc.:
4.625% 8/15/28(g)	4,250,000	3,838,388
6.125% 6/15/25(g)	3,240,000	3,233,617
		7,072,005
REAL ESTATE - 11.3%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)	28,405,000	20,735,650
American Homes 4 Rent LP:
2.375% 7/15/31	7,000,000	5,160,705
3.625% 4/15/32	12,000,000	9,661,734
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,559,692
3.8% 8/15/29	13,000,000	11,339,377
4.05% 3/15/32	27,000,000	23,087,628
Boston Properties, Inc. 3.25% 1/30/31	11,000,000	8,762,839
CBL & Associates LP:
4.6% 10/15/24(h)(i)	18,229,000	2
5.25% 12/1/23(h)(i)	11,371,000	1
5.95% 12/15/26(h)(i)	10,317,000	1
Crown Castle International Corp.:
2.25% 1/15/31	5,000,000	3,811,457
2.5% 7/15/31	5,000,000	3,847,139
3.8% 2/15/28	2,000,000	1,802,882
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	26,490,000	22,342,652
EPR Properties:
3.6% 11/15/31	2,000,000	1,350,197
4.95% 4/15/28	8,000,000	6,569,215
Equinix, Inc.:
3.2% 11/18/29	5,000,000	4,187,913
3.9% 4/15/32	12,000,000	10,097,481
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	5,075,000	4,101,108
GLP Capital LP/GLP Financing II, Inc.:
5.3% 1/15/29	14,193,000	12,782,767
5.375% 4/15/26	3,000,000	2,863,680
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	5,135,369
Invitation Homes Operating Partnership LP 4.15% 4/15/32	27,000,000	22,436,021
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	4,127,220
4.625% 8/1/29	19,835,000	15,713,882
5% 10/15/27	5,000,000	4,281,500
Office Properties Income Trust:
4.25% 5/15/24	4,974,000	4,517,209
4.5% 2/1/25	21,056,000	17,507,567
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	2,000,000	1,500,871
4.5% 4/1/27	2,434,000	2,214,708
4.95% 4/1/24	2,866,000	2,815,011
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)	12,000,000	10,232,345
Realty Income Corp. 4.875% 6/1/26	436,000	423,944
RLJ Lodging Trust LP:
3.75% 7/1/26(g)	8,000,000	7,305,458
4% 9/15/29(g)	22,550,000	18,894,645
SBA Communications Corp. 3.125% 2/1/29	5,000,000	4,041,150
Senior Housing Properties Trust:
4.75% 5/1/24	32,903,000	28,192,607
4.75% 2/15/28	9,933,000	6,797,649
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,297,413
7.5% 9/15/25	7,950,000	7,751,250
Sun Communities Operating LP 4.2% 4/15/32	439,000	360,075
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (g)	31,820,000	22,830,850
Uniti Group, Inc.:
6% 1/15/30(g)	18,035,000	12,307,626
7.875% 2/15/25(g)	5,000,000	4,950,025
VICI Properties LP 5.125% 5/15/32	29,000,000	25,693,710
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (g)	14,000,000	12,173,548
Vornado Realty LP 3.4% 6/1/31	6,000,000	4,452,368
Welltower, Inc. 4% 6/1/25	5,000,000	4,778,469
XHR LP:
4.875% 6/1/29(g)	10,000,000	8,626,995
6.375% 8/15/25(g)	4,250,000	4,165,066
		421,588,671
Real Estate Management & Development - 2.7%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)	11,165,000	10,617,357
Five Point Operation Co. LP 7.875% 11/15/25 (g)	6,133,000	5,076,571
Forestar Group, Inc.:
3.85% 5/15/26(g)	9,000,000	7,660,983
5% 3/1/28(g)	5,000,000	4,126,437
Greystar Real Estate Partners 5.75% 12/1/25 (g)	6,885,000	6,654,697
Howard Hughes Corp.:
4.125% 2/1/29(g)	14,960,000	11,691,675
4.375% 2/1/31(g)	22,625,000	17,000,425
5.375% 8/1/28(g)	11,900,000	10,179,783
Kennedy-Wilson, Inc.:
4.75% 3/1/29	19,075,000	15,468,557
4.75% 2/1/30	26,715,000	20,971,275
5% 3/1/31	6,960,000	5,456,640
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (g)	4,965,000	3,529,494
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (g)	15,000,000	10,401,300
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (g)	1,798,000	1,686,075
		130,521,269
TOTAL REAL ESTATE		552,109,940

TOTAL NONCONVERTIBLE BONDS		755,547,931
TOTAL CORPORATE BONDS (Cost $997,947,269)		854,952,684

Asset-Backed Securities - 1.5%
	Principal Amount (f)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (g)	2,000,000	1,934,275
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	8,259,000	8,039,503
Class XS, 0% 10/17/52 (d)(g)(i)(j)	4,529,057	45
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(g)(i)	2,250,000	225
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	376,588	323,269
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 6.4507% 2/22/36 (d)(e)(g)	2,142,000	2,100,154
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	255,939	254,820
Series 1997-3 Class M1, 7.53% 3/15/28	2,375,874	2,218,109
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (g)	2,779,650	2,252,372
Series 2021-1 Class F, 3.325% 9/17/41 (g)	6,830,400	5,380,007
Series 2021-2 Class G, 4.505% 12/17/26 (g)	32,920,842	27,322,066
Series 2021-3 Class F, 4.242% 1/17/41 (g)	10,137,300	8,193,517
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	500,518	342,461
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	767,248	753,253
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (g)	2,900,000	2,307,842
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (g)	1,000,000	933,010
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)	3,785,000	3,650,509
Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)	8,282,000	7,676,665
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (g)	3,000,000	2,451,370
TOTAL ASSET-BACKED SECURITIES (Cost $88,857,558)		76,133,472

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.3147% 2/25/42 (d)(g)(i)	25,031	5,677
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.3143% 6/25/43 (d)(g)	44,052	32,094
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,936)		37,771

Commercial Mortgage Securities - 23.8%
	Principal Amount (f)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 8.412% 4/15/34 (d)(e)(g)	3,384,000	2,817,532
BANK sequential payer Series 2021-BN33 Class A5, 2.556% 5/15/64	14,931,000	11,784,589
Bank sequential payer Series 2021-BN36 Class A5, 2.47% 9/15/64	25,000,000	19,403,153
BANK:
sequential payer:
Series 2022-BNK39 Class A4, 2.928% 2/15/55	13,750,000	11,057,648
Series 2022-BNK42 Class D, 2.5% 6/15/55 (g)	2,000,000	1,165,849
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	10,000,000	9,136,018
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	9,498,709
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)	11,374,393	6,372,177
Series 2018-BN12 Class D, 3% 5/15/61 (g)	1,682,000	1,123,931
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)	2,000,000	1,184,879
Series 2021-BN38 Class C, 3.217% 12/15/64 (d)	3,505,000	2,475,702
Series 2022-BNK41, Class C, 3.79% 4/15/65 (d)	4,433,000	3,253,162
Series 2022-BNK42 Class C, 4.7215% 6/15/55 (d)	6,500,000	5,319,040
Series 2022-BNK43 Class D, 3% 8/15/55 (g)	5,344,000	3,154,691
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8386% 7/15/49 (d)	3,030,000	2,722,506
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	25,000,000	19,796,225
BBCMS Series 2022-C15 Class C, 3.8311% 4/15/55 (d)	3,094,000	2,295,560
BBCMS Mortgage Trust:
sequential payer Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,681,127
Class D, 2.5% 9/15/55 (g)	2,000,000	1,148,346
Series 2019-C3 Class C, 4.178% 5/15/52	6,775,000	5,510,959
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	821,706
Series 2020-C7 Class C, 3.6036% 4/15/53 (d)	2,067,000	1,572,061
Series 2022-C16 Class C, 4.6% 6/15/55 (d)	5,250,000	4,105,146
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B13 Class A4, 2.952% 8/15/57	19,715,000	16,582,204
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(g)	3,427,000	2,826,778
Class 225E, 3.2943% 12/15/62 (d)(g)	5,141,000	4,235,310
Series 2021-B28 Class A5, 2.2237% 8/15/54	10,000,000	7,599,764
Series 2022-B35 Class A5, 4.4454% 5/15/55 (d)	10,000,000	9,137,830
Series 2019-B13 Class D, 2.5% 8/15/57 (g)	1,000,000	648,422
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(g)	11,379,000	9,002,284
Series 2022-B32 Class A5, 3.0019% 1/15/55	20,000,000	16,139,556
Series 2022-B35:
Class C, 4.4454% 5/15/55 (d)	9,500,000	7,390,417
Class D, 2.5% 5/15/55 (g)	3,500,000	1,985,944
Series 2022-B36:
Class C, 5.1189% 7/15/55 (d)	2,000,000	1,672,462
Class D, 2.5% 7/15/55 (g)	3,828,000	2,054,852
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 7.302% 10/15/38 (d)(e)(g)	24,338,318	22,037,407
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP:
Class F, 1 month U.S. LIBOR + 3.210% 6.631% 12/15/38 (d)(e)(g)	7,790,000	7,146,329
Class G, 1 month U.S. LIBOR + 3.960% 7.381% 12/15/38 (d)(e)(g)	26,246,000	23,606,175
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 6.3591% 10/15/36 (d)(e)(g)	17,232,000	15,096,619
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 7.3643% 5/15/38 (d)(e)(g)	25,979,000	23,969,558
Series 2020-VIVA Class E, 3.5488% 3/11/44 (d)(g)	20,898,990	14,274,062
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 7.4815% 2/15/39 (d)(e)(g)	5,136,038	4,769,827
BX Trust:
floater:
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 7.012% 4/15/34 (d)(e)(g)	5,181,000	4,762,478
Series 2019-XL:
Class G, 1 month U.S. LIBOR + 2.300% 5.712% 10/15/36 (d)(e)(g)	13,391,750	12,721,162
Class J, 1 month U.S. LIBOR + 2.650% 6.062% 10/15/36 (d)(e)(g)	15,217,550	14,541,439
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 7.422% 10/15/36 (d)(e)(g)	2,172,454	1,931,505
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 6.708% 11/15/38 (d)(e)(g)	20,581,000	18,773,968
Series 2021-ARIA Class G, 1 month U.S. LIBOR + 3.140% 6.5541% 10/15/36 (d)(e)(g)	7,246,000	6,309,551
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 6.7615% 10/15/26 (d)(e)(g)	23,874,000	21,088,826
Series 2021-SOAR Class J, 7.163% 6/15/38 (d)(g)	18,862,116	17,397,318
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 6.2621% 9/15/36 (d)(e)(g)	5,000,000	4,479,442
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 6.7257% 1/15/39 (d)(e)(g)	6,200,000	5,685,727
Class G, CME Term SOFR 1 Month Index + 4.200% 7.5757% 1/15/39 (d)(e)(g)	11,340,000	10,396,724
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 6.6747% 1/15/39 (d)(e)(g)	4,367,000	4,065,958
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 6.605% 10/15/23 (d)(e)(g)	19,151,000	16,764,393
Series 2019-OC11 Class E, 3.944% 12/9/41 (d)(g)	22,521,000	16,662,115
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(g)	5,754,000	3,271,105
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 6.662% 12/15/37 (d)(e)(g)	14,973,000	13,738,535
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)	3,353,000	2,202,774
Citigroup Commercial Mortgage Trust:
Series 2016-C3 Class D, 3% 11/15/49 (g)	7,010,000	4,329,023
Series 2022-GC48:
Class D, 2.5% 6/15/55 (g)	4,000,000	2,269,519
Class E, 2.5% 6/15/55 (g)	2,000,000	1,035,665
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 6.562% 9/15/33 (d)(e)(g)	4,265,000	3,556,957
Class G, 1 month U.S. LIBOR + 5.150% 8.5683% 9/15/33 (d)(e)(g)	4,265,000	3,481,664
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)	4,741,000	4,053,555
Series 2012-CR1:
Class D, 5.2953% 5/15/45 (d)(g)	5,550,000	4,072,313
Class G, 2.462% 5/15/45 (g)(i)	6,346,000	1,723,415
Series 2014-UBS2 Class D, 4.9798% 3/10/47 (d)(g)	3,713,000	3,258,209
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)	2,769,000	2,054,057
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	3,000,000	2,478,563
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)	2,769,000	1,993,215
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.9047% 8/15/45 (d)(g)	4,500,000	4,169,250
Class E, 4.9047% 8/15/45 (d)(g)	8,000,000	6,778,944
Class F, 4.25% 8/15/45 (g)	2,000,000	1,494,754
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 7.629% 6/15/34 (e)(g)	7,120,000	6,574,074
Credit Suisse Mortgage Trust:
floater:
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 7.3425% 11/15/23 (d)(e)(g)	906,000	859,930
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 7.1274% 8/15/23 (d)(e)(g)	18,000,000	17,201,612
Series 2020-NET:
Class E, 3.7042% 8/15/37 (d)(g)	9,400,000	8,312,628
Class F, 3.7042% 8/15/37 (d)(g)	7,050,000	6,068,223
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 6.9497% 5/15/23 (d)(e)(g)	9,280,000	8,657,084
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52	9,425,000	8,548,090
Series 2017-C8 Class D, 4.4393% 6/15/50 (d)(g)	4,297,000	3,111,651
Series 2017-CX9 Class D, 4.0598% 9/15/50 (d)(g)	2,539,000	1,874,628
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (d)(g)	5,732,000	5,033,609
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.362% 8/10/44 (d)(g)	2,955,559	2,728,364
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 7.0279% 11/15/38 (d)(e)(g)	15,448,000	13,603,815
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 5.612% 10/15/36 (d)(e)(g)	7,437,000	6,691,247
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 6.012% 7/15/35 (d)(e)(g)	3,808,000	2,557,462
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	25,860,000	21,741,185
Series 2021-GSA3 Class A5, 2.6183% 12/15/54	12,657,000	9,753,102
Series 2011-GC5:
Class C, 5.1545% 8/10/44 (d)(g)	8,899,000	7,077,636
Class D, 5.1545% 8/10/44 (d)(g)	2,733,635	1,157,338
Class E, 5.1545% 8/10/44 (d)(g)(i)	8,138,000	714,338
Class F, 4.5% 8/10/44 (g)(i)	7,897,000	27,701
Series 2012-GCJ9:
Class D, 4.6259% 11/10/45 (d)(g)	5,503,000	5,448,147
Class E, 4.6259% 11/10/45 (d)(g)	1,908,000	1,612,505
Series 2013-GC16:
Class D, 5.3111% 11/10/46 (d)(g)	3,708,000	3,461,275
Class F, 3.5% 11/10/46 (g)	7,221,000	6,449,971
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 9.2007% 11/21/35 (d)(e)(g)	6,938,114	6,245,383
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(g)	20,270,000	16,883,842
ILPT Commercial Mortgage Trust floater Series 2022-LPF2 Class E, CME Term SOFR 1 Month Index + 5.940% 9.3157% 10/15/39 (d)(e)(g)	5,000,000	4,973,608
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (d)(g)	9,213,000	8,417,713
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)	2,896,000	2,538,126
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 8.4074% 8/15/39 (d)(e)(g)	2,000,000	1,933,198
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)	8,640,000	6,161,047
Series 2014-C26 Class D, 3.8751% 1/15/48 (d)(g)	3,398,000	2,929,945
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.3858% 12/15/49 (d)(g)	10,126,000	7,474,978
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	13,000,000	10,914,445
Series 2018-C8 Class D, 3.3313% 6/15/51 (d)(g)	1,698,000	1,137,163
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (d)(g)	9,552,000	5,881,051
Series 2011-C3:
Class E, 5.5247% 2/15/46 (d)(g)(i)	13,774,000	6,350,719
Class G, 4.409% 2/15/46 (d)(g)	4,671,000	388,934
Class H, 4.409% 2/15/46 (d)(g)(i)	7,077,000	251,287
Series 2012-CBX:
Class E, 4.6895% 6/15/45 (d)(g)	5,118,382	4,381,317
Class F, 4% 6/15/45 (g)(i)	8,192,000	2,832,346
Class G 4% 6/15/45 (g)	4,044,000	993,801
Series 2013-LC11:
Class D, 4.1638% 4/15/46 (d)	7,722,000	6,319,822
Class E, 3.25% 4/15/46 (d)(g)	472,000	338,616
Class F, 3.25% 4/15/46 (d)(g)(i)	2,518,000	613,888
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(g)(i)	8,161,000	20,381
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(g)	5,039,000	4,039,925
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)	2,000,000	1,632,874
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 7.362% 8/15/38 (d)(e)(g)	7,103,659	6,358,440
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 8.663% 11/15/38 (d)(e)(g)	29,897,000	27,399,300
Merit floater Series 2021-STOR Class J, 1 month U.S. LIBOR + 3.950% 7.362% 7/15/38 (d)(e)(g)	3,476,000	3,137,131
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 6.613% 4/15/38 (d)(e)(g)	20,601,000	18,663,346
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 6.6349% 1/15/27 (d)(e)(g)	4,182,990	3,828,092
Class G, CME Term SOFR 1 Month Index + 3.950% 7.3332% 1/15/27 (d)(e)(g)	18,873,495	17,251,043
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5365% 11/15/45 (d)(g)(i)	2,000,000	1,840,000
Series 2012-C6, Class F, 4.5365% 11/15/45 (d)(g)(i)	2,500,000	2,000,000
Series 2013-C12 Class D, 4.7552% 10/15/46 (d)(g)	7,164,000	6,563,119
Series 2013-C13:
Class D, 4.8956% 11/15/46 (d)(g)	6,218,000	5,664,014
Class E, 4.8956% 11/15/46 (d)(g)	3,341,000	2,835,250
Series 2013-C9:
Class C, 4.016% 5/15/46 (d)	3,302,000	3,155,486
Class D, 4.104% 5/15/46 (d)(g)	5,137,000	4,604,044
Series 2016-C30 Class D, 3% 9/15/49 (g)	2,726,000	1,735,326
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(g)	26,676	26,366
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(g)	3,545,429	3,337,145
Class F, 5.2113% 6/15/44 (d)(g)(i)	4,440,000	2,867,192
Class XB, 0.4417% 6/15/44 (d)(g)(j)	29,069,188	113,861
Series 2011-C3:
Class D, 5.0834% 7/15/49 (d)(g)	7,317,000	6,999,191
Class E, 5.0834% 7/15/49 (d)(g)(i)	3,456,000	3,041,257
Class F, 5.0834% 7/15/49 (d)(g)(i)	5,624,050	3,706,292
Class G, 5.0834% 7/15/49 (d)(g)(i)	5,049,500	2,555,722
Series 2015-MS1 Class D, 4.024% 5/15/48 (d)(g)	10,833,000	8,857,208
Series 2016-BNK2 Class C, 3% 11/15/49 (g)	2,966,000	2,183,565
Series 2017-H1:
Class C, 4.281% 6/15/50	2,470,594	2,131,286
Class D, 2.546% 6/15/50 (g)	5,000,000	3,628,649
Series 2018-H4 Class A4, 4.31% 12/15/51	14,240,929	13,066,303
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	2,072,163
MRCD Mortgage Trust Series 2019-PARK Class G, 2.7175% 12/15/36 (g)	2,000,000	1,685,425
MSC sequential payer Series 2021-L7 Class A5, 2.574% 10/15/54	10,055,000	7,783,315
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(g)	1,500,000	1,005,808
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 8.6608% 3/15/39 (d)(e)(g)	5,000,000	4,720,795
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 7.1621% 6/15/35 (d)(e)(g)	651,000	494,657
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(g)	2,502,675	2,179,056
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 5.81% 10/15/36 (d)(e)(g)	4,776,372	4,320,033
Class J, 1 month U.S. LIBOR + 3.340% 6.758% 10/15/36 (d)(e)(g)	8,554,840	7,615,972
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 6.013% 7/15/38 (d)(e)(g)	500,000	465,512
Class G, 1 month U.S. LIBOR + 4.350% 7.763% 7/15/38 (d)(e)(g)	5,944,000	5,591,366
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)	9,277,000	6,700,808
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 5.8391% 12/15/37 (d)(e)(g)	5,000,000	4,661,893
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	3,115,026	3,182,659
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 6.4856% 3/25/34 (d)(e)(g)	3,401,000	3,331,642
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (d)(g)	5,000,000	4,266,767
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (g)	13,377,000	10,395,930
Series 2021-OVA Class G, 2.8506% 7/15/41 (g)	5,000,000	2,993,223
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 6.726% 1/15/39 (d)(e)(g)	19,615,000	17,852,877
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 6.6778% 10/15/38 (d)(e)(g)	12,754,000	11,346,495
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 6.3859% 11/15/38 (d)(e)(g)	3,874,000	3,491,640
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 7.3275% 11/15/36 (d)(e)(g)	10,872,000	10,060,913
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 6.315% 11/15/36 (d)(e)(g)	4,985,000	4,592,201
Class F, 1 month U.S. LIBOR + 3.550% 6.963% 11/15/36 (d)(e)(g)	15,282,000	14,067,530
Class G, 1 month U.S. LIBOR + 4.200% 7.612% 11/15/36 (d)(e)(g)	9,177,000	8,447,776
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.8925% 2/12/41 (d)(g)	6,000,000	4,243,022
Class F, 2.8925% 2/12/41 (d)(g)	3,211,000	2,087,202
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 7.26% 6/15/26 (d)(e)(g)	7,308,000	6,765,924
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.4454% 5/10/45 (d)(g)	321,258	292,342
Class E, 5% 5/10/45 (d)(g)(i)	6,268,000	2,444,520
Class F, 5% 5/10/45 (d)(g)(i)	2,221,350	115,095
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(g)(i)	2,143,000	1,925,197
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 8.412% 7/15/39 (d)(e)(g)	800,000	732,007
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 7.312% 7/15/39 (d)(e)(g)	6,685,000	6,133,940
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 7.943% 1/18/37 (d)(e)(g)	18,580,000	17,098,338
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (g)	6,979,000	4,116,781
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)	5,037,000	3,777,032
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	660,295
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(i)	3,955,000	112,487
Series 2011-C3:
Class D, 5.3781% 3/15/44 (d)(g)	1,537,072	631,736
Class E, 5% 3/15/44 (g)(i)	2,966,000	14,830
Series 2011-C5:
Class E, 5.52% 11/15/44 (d)(g)	2,109,777	2,101,608
Class F, 5.25% 11/15/44 (d)(g)	3,500,000	3,206,725
Class G, 5.25% 11/15/44 (d)(g)	2,000,000	1,771,890
Series 2013-C11 Class E, 4.2107% 3/15/45 (d)(g)	4,727,000	3,930,784
Series 2013-C13 Class D, 4.1471% 5/15/45 (d)(g)	3,955,000	3,785,246
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(g)	6,725,000	5,294,009
Class PR2, 3.516% 6/5/35 (d)(g)	2,541,000	1,870,429
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,367,338,708)		1,166,025,186

Bank Loan Obligations - 1.9%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.4891% 9/9/26 (d)(e)(k)	9,830,700	9,615,703
FINANCIALS - 1.6%
Diversified Financial Services - 1.6%
Agellan Portfolio 9% 8/7/25 (d)(i)(k)	6,611,000	6,611,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 8.3757% 1/9/24 (d)(e)(i)(k)	24,679,910	23,692,714
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 7.5841% 1/21/27 (d)(e)(i)(k)	18,837,337	18,837,337
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 11.9122% 11/15/22 (d)(e)(i)(k)	29,336,049	28,749,328
		77,890,379
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.5039% 8/21/25 (d)(e)(k)	4,987,212	4,872,307
TOTAL BANK LOAN OBLIGATIONS (Cost $94,078,906)		92,378,389

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)(l)	6,000,000	4,976,220
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	122
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	10,000
TOTAL FINANCIALS		10,122
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		4,986,342

Money Market Funds - 12.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (m)	586,371,122	586,488,396
Fidelity Securities Lending Cash Central Fund 3.10% (m)(n)	624,538	624,600
TOTAL MONEY MARKET FUNDS (Cost $587,065,978)		587,112,996

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,324,276,028)	4,894,664,537
NET OTHER ASSETS (LIABILITIES) - 0.2%	9,720,905
NET ASSETS - 100.0%	4,904,385,442

Legend

(a)	Affiliated company
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,362,326,762 or 27.8% of net assets.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	750,712,446	392,882,214	557,106,264	3,622,348	-	-	586,488,396	1.2%
Fidelity Securities Lending Cash Central Fund 3.10%	-	683,169	58,569	-	-	-	624,600	0.0%
Total	750,712,446	393,565,383	557,164,833	3,622,348	-	-	587,112,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	18,330,271	-	-	449,108	-	(5,090,919)	14,121,960
Great Ajax Corp. 7.25%	15,139,304	-	-	277,060	-	(250,691)	-
Total	33,469,575	-	-	726,168	-	(5,341,610)	14,121,960

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.